UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2010
                                                  ------------------------------

Check here if Amendment       [ ];          Amendment Number:
                                                                 ---------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Stadion Money Management, Inc.
                  -----------------------------------------
Address:            1061 Cliff Dawson Rd
                  -----------------------------------------
                    Watkinsville, GA 30677
                  -----------------------------------------

                  -----------------------------------------

Form 13F File Number:   28-11320
                           ---------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:           Michael Isaac
                      --------------------------------------
         Title:          Chief Compliance Officer
                      --------------------------------------
         Phone:          (800) 222-7636
                      --------------------------------------

Signature, Place, and Date of Signing:

            /s/ Michael Isaac       Watkinsville, Georgia     February 11, 2011
         -----------------------   -----------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                                 -----------------------

Form 13F Information Table Entry Total:             19
                                                 -----------------------

Form 13F Information Table Value Total:          $  2,636,895
                                                 -----------------------
                                                       (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                                       -2-

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
         COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                                                                           VOTING AUTHORITY
                                                                                                           ----------------
                                                          VALUE   SHRS OR PRN SH/ PUT/ INVESTMENT  OTHER
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1,000)     AMT     PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
      --------------         --------------     -----   --------- ----------- --- ---- ---------- --------    ----   ------ ----
   SPDR S&P 500 ETF TR          TR UNIT       78462F103   300,602   2,390,476  SH         SOLE             2,390,476
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107   499,224   3,031,481  SH         SOLE             3,031,481
        ISHARES TR            Russell 2000    464287655   477,145   6,098,483  SH         SOLE             6,098,483
        ISHARES TR           MSCI EAFE IDX    464287465    54,790     941,080  SH         SOLE               941,080
  SELECT SECTOR SPDR TR      SBI INT-ENERGY   81369Y506   217,765   3,190,693  SH         SOLE             3,190,693
  SELECT SECTOR SPDR TR      SBI CONS DISCR   81369Y407   238,777   6,382,718  SH         SOLE             6,382,718
    SPDR SERIES TRUST        S&P OILGAS EXP   78464A730     1,184      22,453  SH         SOLE                22,453
    SPDR SERIES TRUST        S&P RETAIL ETF   78464A714   223,825   4,628,302  SH         SOLE             4,628,302
     RYDEX ETF TRUST         S&P 500 EQ TRD   78355W106   324,202   6,852,710  SH         SOLE             6,852,710
  SELECT SECTOR SPDR TR       SBI INT-INDS    81369Y704   258,751   7,420,453  SH         SOLE             7,420,453
        ISHARES TR           S&P MC 400 GRW   464287606    14,473     143,692  SH         SOLE               143,692
        ISHARES TR         Barclays 3-7 Year  464288661       186       1,621  SH         SOLE                 1,621
        ISHARES TR         Barclays 7-10 Year 464287440       165       1,760  SH         SOLE                 1,760
       PIMCO ETF TR          ENHAN SHRT MAT   72201R833       150       1,490  SH         SOLE                 1,490
        ISHARES TR         BARCLAYS INTER CR  464288638       150       1,430  SH         SOLE                 1,430
        ISHARES TR          BARCLAYS MBS BD   464288588       111       1,055  SH         SOLE                 1,055
        ISHARES TR           RUSSELL MCP GR   464287481    16,528     291,970  SH         SOLE               291,970
        ISHARES TR          Barclays USAGG B  464287226     8,702      82,289  SH         SOLE                82,289
        ISHARES TR         Barclays 1-3 Year  464287457       165       1,969  SH         SOLE                 1,969

REPORT SUMMARY             19 DATA RECORDS         $    2,636,895                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED